Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	13,925,969	1,849,730
Series A Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	7,213,115	0
Common Stock Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	5,780,955	824,416
Restricted Stock Units (RSUs) [Member]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	583,432	454,566
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	348,467	570,748